UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

Geneva Advisors International Growth Fund
Class R Shares (GNFRX)
Class I Shares (GNFIX)

Geneva Advisors Small Cap Opportunities Fund
Class R Shares (GNORX)
Class I Shares (GNOIX)

Geneva Advisors Emerging Markets Fund
Class R Shares (GNLRX)
Class I Shares (GNLIX)

February 28, 2015
Investment Advisor

Geneva Advisors, LLC
181 W. Madison Street, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	6
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	24
STATEMENTS OF ASSETS AND LIABILITIES	42
STATEMENTS OF OPERATIONS	44
STATEMENTS OF CHANGES IN NET ASSETS	46
FINANCIAL HIGHLIGHTS	51
NOTES TO FINANCIAL STATEMENTS	61
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	75
NOTICE OF PRIVACY POLICY & PRACTICES	79
ADDITIONAL INFORMATION	80

April 2015

Dear Client:

The Geneva Advisors All Cap Growth Fund’s Class R shares had a +4.08% return for the six-month period ended February 28, 2015 versus +8.51% for the Russell 3000 Growth Total Return Index.  The Fund’s Class I shares had a return of +4.27% for the same period. The top sectors contributing to the All Cap Growth Fund’s performance for the period were Healthcare and Information Technology.  The underperforming sectors were Consumer Discretionary, Materials and Energy.  The top stocks contributing to performance for the period were Regeneron, Tractor Supply Company, and Celgene.  Stocks that detracted from performance the most were Continental Resources and Tesla Motors.

For the six months ended February 28, 2015 the Geneva Advisors Equity Income Fund’s Class R shares returned +4.33% and the Class I shares had a return of +4.50% versus +3.48% for the benchmark, the Russell 1000 Value Total Return Index.  The top contributing sectors to performance were Industrials, and Consumer Discretionary.  The bottom contributors were Materials and Health Care.  The top performing holdings were Walgreens Boots Alliance, Boeing, and Whirlpool.  The underperforming holdings were Schlumberger, LyondellBasell Industries, and Targa Resources Partners.

The Geneva Advisors International Growth Fund Class R shares returned -1.37% for the six-month period ended February 28, 2015, compared to -3.90% for the Russell Global ex US Index and the -3.78% return for the MSCI ACWI ex USA Index.  The Class I shares for the fund returned -1.24% for the same period. The top contributing sectors for the strategy were Information Technology, Financials and Consumer Discretionary.  The bottom contributors were Materials and Telecommunication Services.  The top performing holdings were ICON, Lululemon Athletica, and CaesarStone Sdot-Yam while the bottom performing holdings were Galaxy Entertainment Group, Core Laboratories, and Grifols.

The Geneva Advisors Small Cap Opportunities Fund Class R shares returned 14.29% for the six-month period ended February 28, 2015 versus the Russell 2000 Growth Index returns of 9.11%. The Class I shares returned 14.54% for the same six-month period. The top performing sectors were Healthcare, Information Technology, and Industrials while the bottom performing sectors were Consumer Discretionary and Consumer Staples. The top performing holdings were Centene and Manhattan Associates while the bottom performing holdings were Oasis Petroleum, Trinity Biotech, and Movado Group.

The Geneva Advisors Emerging Markets Fund was launched in November 2014 and has not completed six months of performance as of the date of this semi-annual report.

After a strong fourth quarter, the S&P 500 Index (the “Index”) has started 2015 with relatively flat performance. 2014 can be largely characterized as a year dominated by mega cap stocks. Five of the largest stocks in the Index, Apple; Berkshire Hathaway; Johnson & Johnson; Microsoft and Intel, accounted for approximately 20% of the Index’s gain in 2014. The majority of companies within the Index, however, did not perform as well. This was a difficult environment for active managers, such as Geneva Advisors, LLC (“Geneva”), that select investments based on company fundamentals. According to Lipper, 2014 was the worst year for active managers in three decades.

This phenomenon, at least in part, can be attributed to the continued rise in passive index investing and, in our opinion, has caused substantial mispricing to materialize. This creates opportunities for active portfolio managers; therefore, we believe this is a favorable environment for Geneva strategies.

On the other hand, 2015 so far has proven to be a stock pickers market.  Companies experiencing above average, high quality earnings and revenue growth have seen solid gains in a relatively flat market.

Over the past 6 month, investors digested a number of unique risks including falling oil prices, another potential Greek default, the emergence of ISIS, Russian sanctions, and the U.S. Federal Reserve’s policy. Today’s 24 hour news cycle ensured that these issues received attention and increased investor fear and anxiety.

Perhaps the largest issue affecting the market in the fourth quarter was the sharp decline in oil prices. This dramatic decline in the price has a negative effect on companies within the energy sector, signals additional economic issues in certain oil producing nations such as Russia, and can lead to increased overall market volatility. On the other hand, declining oil prices serve as a form of economic stimulus for consumers and also benefits energy dependent companies by decreasing operating costs, which can potentially improve future profit margins and corporate profitability.

Currently we see investment opportunities within the health care and industrials sectors but have been avoiding the consumer staples and utilities sectors. The companies we own have been posting impressive earnings and revenue growth and have been trading at relatively low valuations compared to historical norms and the broad market.

We believe the economic environment should continue to improve and provide a healthy backdrop to a bull market that appears poised to continue.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our Funds. We have also continued to invest in Geneva and maintain our dedication as we seek to deliver long-term investment performance.

Best Regards,

Geneva Advisors

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Geneva Advisors All Cap Growth Fund, the Geneva Advisors Equity Income Fund, the Geneva Advisors International Growth Fund, the Geneva Advisors Small Cap Growth Fund and the Geneva Advisors Emerging Markets Fund (each, a “Fund,” and together, the “Funds”), may invest in small, mid and/or micro cap companies which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in American Depositary Receipts (“ADRs”), in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Funds may invest in growth stocks, which are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The Equity Income Fund may invest in Master Limited Partnerships (“MLP”).  Investment returns of MLPs are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  The Equity Income Fund may invest in Real Estate Investment Trusts (“REITs”), which involved additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  The Funds may invest in other investment companies, including Exchange-Traded Funds (“ETFs”), and will bear additional expenses the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

The Russell 3000 Growth Total Return Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index.  The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy.  Although the S&P 500 focuses on the large cap segment of the market, it is also a proxy for the total market.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell Global ex US Index measures the performance of the global equity market based on all investable equity securities, excluding companies assigned to the United States.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Funds are distributed by Quasar Distributors, LLC

Geneva Advisors Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/14 - 2/28/15).

Actual Expenses

The first table provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in the first table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are

Geneva Advisors Funds
Expense Examples (Unaudited) (Continued)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/14	2/28/15	9/1/14 - 2/28/15	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,040.80	$7.34	1.45%
Class I	$1,000.00	$1,042.70	$5.57	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,043.30	$7.35	1.45%
Class I	$1,000.00	$1,045.00	$5.58	1.10%

International Growth Fund*
Class R	$1,000.00	$986.30	$7.14	1.45%
Class I	$1,000.00	$987.60	$5.42	1.10%

Small Cap Opportunities Fund*
Class R	$1,000.00	$1,142.90	$8.24	1.55%
Class I	$1,000.00	$1,145.40	$6.38	1.20%

Emerging Markets Fund**
Class R	$1,000.00	$964.50	$4.05	1.60%
Class I	$1,000.00	$965.50	$3.16	1.25%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

**
Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in period since inception (94), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors Funds
Expense Examples (Unaudited) (Continued)

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/14	2/28/15	9/1/14 - 2/28/15	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,019.34	$5.51	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,019.34	$5.51	1.10%

International Growth Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,019.34	$5.51	1.10%

Small Cap Opportunities Fund*
Class R	$1,000.00	$1,017.11	$7.75	1.55%
Class I	$1,000.00	$1,018.84	$6.01	1.20%

Emerging Markets Fund**
Class R	$1,000.00	$1,008.76	$4.14	1.60%
Class I	$1,000.00	$1,009.66	$3.23	1.25%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

**
Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in period since inception (94), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2015

	Annualized
				Since
	One	Three	Five	Inception
	Year	Years	Years	(9/28/07)
Class R	1.33%	8.54%	13.94%	5.58%
Class I	1.68%	8.93%	14.29%	5.90%
Russell 3000 Growth
Total Return Index	15.51%	18.03%	17.27%	8.52%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Total Return Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation. The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while providing a modest amount of capital appreciation. The Fund has wide flexibility in types of securities used to generate a current income yield. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2015

	Annualized
			Since
	One	Three	Inception
	Year	Years	(4/30/10)
Class R	11.32%	12.88%	14.43%
Class I	11.70%	13.27%	14.81%
Russell 1000 Value Total Return Index	13.49%	18.11%	13.98%
Russell 1000 Index	14.88%	18.14%	15.13%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 1000 Index is an index of approximately 1,000 of the largest companies in the U.S. equity markets. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and foreign issuers without regard to market capitalizations. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

* For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2015

		Since
	One	Inception
	Year	(5/30/13)
Class R	(2.37)%	8.47%
Class I	(2.03)%	8.89%
MSCI ACWI ex USA Index	0.87%	5.79%
Russell Global ex US Index(1)	0.61%	6.19%

(1)	The Russell Global ex US Index has replaced the MSCI ACWI ex USA Index as the primary benchmark as it is a more appropriate comparison.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on May 30, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

The Russell Global ex US Index measures the performance of the global equity market based on all investable equity securities, excluding companies assigned to the United States. You cannot invest directly in an index.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors International Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors International Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of small-cap U.S. companies. Equity securities in which the Fund may invest also include other investment companies and ETFs that invest in the equity securities of small-cap companies. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2015

		Since
	One	Inception
	Year	(12/27/13)
Class R	3.47%	3.70%
Class I	3.87%	4.08%
Russell 2000 Growth Index	7.37%	9.35%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on December 27, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price to value ratios and higher forecasted growth values. One cannot invest directly in an index.

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Small Cap Opportunities Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Small Cap Opportunities Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Emerging Markets Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of companies located in emerging market countries without regard to market capitalization.  The Fund may invest in companies whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of ADRs.  Equity securities in which the Fund may invest also include other investment companies and ETFs that invest in equity securities of companies located in emerging markets. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Allocation of Portfolio Holdings*
(% of Investments)

* For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Geneva Advisors Emerging Markets Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of February 28, 2015

Since
Inception
(11/26/14)
Class R	(3.55)%
Class I	(3.45)%
MSCI Emerging Markets Net Index	(1.77)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on November 26, 2014, the inception date of the Fund. The graph does not reflect any future performance.

MSCI Emerging Markets Net Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. One cannot invest directly in an index.

Geneva Advisors Emerging Markets Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Emerging Markets Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Emerging Markets Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 98.67%

Aerospace & Defense 1.49%
B/E Aerospace, Inc. (a)	38,299	$2,433,518

Automobiles 1.03%
Tesla Motors, Inc. (a)	8,269	1,681,418

Biotechnology 13.35%
Biogen Idec, Inc. (a)	11,547	4,729,536
Celgene Corp. (a)	84,015	10,210,343
Gilead Sciences, Inc. (a)	11,286	1,168,440
Regeneron Pharmaceuticals, Inc. (a)	13,903	5,753,617
		21,861,936
Capital Markets 3.70%
Affiliated Managers Group, Inc. (a)	28,004	6,060,626

Chemicals 2.73%
Ecolab, Inc.	17,842	2,061,465
Sherwin-Williams Co.	8,446	2,408,799
		4,470,264
Commercial Services & Supplies 1.74%
Stericycle, Inc. (a)	21,144	2,853,806

Diversified Financial Services 1.52%
McGraw Hill Financial, Inc.	24,209	2,495,948

Electrical Equipment 0.73%
Acuity Brands, Inc.	7,575	1,200,486

Food & Staples Retailing 1.45%
CVS Health Corp.	22,839	2,372,287

Health Care Equipment & Supplies 2.86%
Align Technology, Inc. (a)	19,333	1,108,748
IDEXX Laboratories, Inc. (a)	22,827	3,579,958
		4,688,706
Health Care Providers & Services 5.45%
Acadia Healthcare Co., Inc. (a)	72,889	4,608,771
Centene Corp. (a)	51,602	3,171,459

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Health Care Providers & Services 5.45% (Continued)
HCA Holdings, Inc. (a)	15,939	$1,140,276
		8,920,506
Health Care Technology 0.74%
Cerner Corp. (a)	16,898	1,217,670

Hotels, Restaurants & Leisure 6.13%
Chipotle Mexican Grill, Inc. (a)	9,753	6,485,452
Starbucks Corp.	37,958	3,548,504
		10,033,956
Internet & Catalog Retail 3.30%
Amazon.com, Inc. (a)	9,101	3,459,836
TripAdvisor, Inc. (a)	21,843	1,949,488
		5,409,324
Internet Software & Services 5.19%
Alibaba Group Holding Ltd. - ADR (a)	19,235	1,637,283
Baidu, Inc. - ADR (a)	7,223	1,471,686
Facebook, Inc. (a)	68,278	5,391,914
		8,500,883
IT Services 11.00%
Alliance Data Systems Corp. (a)	15,655	4,360,074
FleetCor Technologies, Inc. (a)	16,283	2,498,301
Gartner, Inc. (a)	48,419	4,024,103
MasterCard, Inc.	79,249	7,142,712
		18,025,190
Life Sciences Tools & Services 2.07%
ICON, PLC (a)(b)	49,153	3,392,049

Machinery 3.02%
Middleby Corp. (a)	46,478	4,955,020

Pharmaceuticals 2.51%
Actavis PLC (a)(b)	4,691	1,366,770
Allergan, Inc.	11,770	2,739,350
		4,106,120

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Professional Services 2.55%
Robert Half International, Inc.	67,403	$4,176,290

Real Estate Management & Development 1.32%
CBRE Group, Inc. (a)	62,965	2,157,181

Road & Rail 4.32%
Kansas City Southern	21,897	2,536,548
Old Dominion Freight Lines, Inc. (a)	27,085	2,115,880
Union Pacific Corp.	20,206	2,429,974
		7,082,402
Semiconductors & Semiconductor Equipment 2.29%
ARM Holdings PLC - ADR	47,546	2,542,285
NXP Semiconductors NV (a)(b)	14,233	1,208,310
		3,750,595
Software 6.23%
Salesforce.com, Inc. (a)	49,989	3,468,237
ServiceNow, Inc. (a)	27,347	2,085,482
Tyler Technologies, Inc. (a)	38,906	4,644,209
		10,197,928
Specialty Retail 6.06%
Advance Auto Parts, Inc.	18,806	2,913,614
Tractor Supply Co.	65,140	5,740,137
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,998	1,266,558
		9,920,309
Technology Hardware, Storage & Peripherals 0.87%
Super Micro Computer, Inc. (a)	35,616	1,431,051

Thrifts & Mortgage Finance 0.73%
BofI Holding, Inc. (a)	13,570	1,199,588

Wireless Telecommunication Services 4.29%
SBA Communications Corp. (a)	56,354	7,027,907
TOTAL COMMON STOCKS (Cost $105,471,790)		161,622,964

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 0.23%

Money Market Fund 0.23%
Fidelity Institutional Money Market Portfolio	377,658	$377,658
TOTAL SHORT-TERM INVESTMENTS
(Cost $377,658)		377,658

Total Investments (Cost $105,849,448) 98.90%		162,000,622
Other Assets in Excess of Liabilities 1.10%		1,808,077
TOTAL NET ASSETS 100.00%		$163,808,699

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 92.65%

Aerospace & Defense 6.63%
B/E Aerospace, Inc. (a)	98,676	$6,269,873
Boeing Co.	70,186	10,587,558
		16,857,431
Air Freight & Logistics 1.88%
United Parcel Service, Inc.	46,996	4,780,903

Banks 4.69%
East West Bancorp, Inc.	46,125	1,842,694
JPMorgan Chase & Co.	164,341	10,070,816
		11,913,510
Capital Markets 12.47%
Ameriprise Financial, Inc.	65,849	8,799,402
Artisan Partners Asset Management, Inc.	83,132	4,031,902
Blackstone Group LP	269,356	10,090,076
T Rowe Price Group, Inc.	41,146	3,398,660
Och-Ziff Capital Management Group, LLC	436,883	5,382,398
		31,702,438
Chemicals 4.44%
CF Industries Holdings, Inc.	8,349	2,556,714
Monsanto Co.	45,910	5,528,942
Potash Corp. of Saskatchewan, Inc. - ADR	89,189	3,201,885
		11,287,541
Electric Utilities 3.17%
Brookfield Infrastructure Partners LP (b)	57,170	2,598,377
ITC Holdings Corp.	76,505	2,963,039
NRG Yield, Inc.	48,678	2,497,668
		8,059,084
Energy Equipment & Services 0.86%
Schlumberger Ltd. (b)	25,844	2,175,031

Food & Staples Retailing 2.89%
Walgreens Boots Alliance, Inc.	88,593	7,360,306

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies 1.29%
Becton, Dickinson & Co.	22,312	$3,273,617

Health Care Providers & Services 5.07%
Anthem, Inc.	63,210	9,257,104
Cardinal Health, Inc.	41,306	3,634,515
		12,891,619
Hotels, Restaurants & Leisure 2.72%
Starbucks Corp.	73,942	6,912,468

Household Durables 2.76%
Whirlpool Corp.	33,107	7,017,029

IT Services 0.76%
Accenture PLC (b)	21,581	1,942,937

Leisure Products 1.55%
Polaris Industries, Inc.	25,654	3,933,528

Media 6.78%
Comcast Corp.	137,591	8,170,154
Time Warner, Inc.	110,848	9,074,017
		17,244,171
Oil, Gas & Consumable Fuels 8.55%
Dominion Midstream Partners LP	20,000	820,000
Enterprise Products Partners LP	103,114	3,437,821
EQT Midstream Partners LP	21,470	1,786,733
Magellan Midstream Partners LP	74,689	6,139,436
Shell Midstream Partners LP	25,000	976,500
Sunoco LP	166,470	8,586,523
		21,747,013
Pharmaceuticals 3.20%
AbbVie, Inc.	134,413	8,131,986

Real Estate Management & Development 2.40%
Brookfield Asset Management, Inc. (b)	112,605	6,112,199

Road & Rail 4.00%
Union Pacific Corp.	84,466	10,157,881

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment 4.18%
Applied Materials, Inc.	130,627	$3,272,206
Microchip Technology, Inc.	143,550	7,359,809
		10,632,015
Software 2.65%
Microsoft Corp.	153,922	6,749,480

Specialty Retail 2.79%
Home Depot, Inc.	61,863	7,098,779

Technology Hardware, Storage & Peripherals 2.05%
Apple, Inc.	40,655	5,222,541

Transportation Infrastructure 4.87%
Macquarie Infrastructure Co. LLC	157,574	12,386,892
TOTAL COMMON STOCKS (Cost $189,156,315)		235,590,399

REAL ESTATE INVESTMENT TRUSTS 4.88%
American Tower Corp.	87,799	8,704,393
Cyrusone, Inc.	124,627	3,703,915
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $10,427,274)		12,408,308

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 2.49%

Money Market Fund 2.49%
Fidelity Institutional Money Market Portfolio	6,319,286	$6,319,286
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,319,286)		6,319,286

Total Investments (Cost $205,902,875) 100.02%		254,317,993
Liabilities in Excess of Other Assets (0.02)%		(40,069)
TOTAL NET ASSETS 100.00%		$254,277,924

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 92.85%

Brazil 2.11%
Embraer SA - ADR	14,950	$523,100

Canada 11.41%
Brookfield Asset Management, Inc.	4,769	258,861
Canadian National Railway, Co.	10,112	699,144
Dollarama, Inc. (a)	12,850	642,654
Lululemon Athletica, Inc. (a)	12,118	829,356
Potash Corp. of Saskatchewan, Inc. - ADR	11,220	402,798
		2,832,813
China 6.87%
Alibaba Group Holding Ltd. - ADR (a)	5,579	474,885
Baidu, Inc. - ADR (a)	2,659	541,771
Galaxy Entertainment Group, Ltd.	136,000	689,461
		1,706,117
Denmark 3.03%
Novo Nordisk A/S - ADR	15,765	752,779

France 2.00%
Criteo SA - ADR (a)	10,934	495,966

Hong Kong 2.69%
Nord Anglia Education, Inc. (a)	31,183	667,628

India 7.64%
HDFC Bank Ltd. - ADR	20,638	1,279,762
Tata Motors, Ltd. - ADR	12,559	618,154
		1,897,916
Ireland 7.04%
ICON, PLC (a)	18,891	1,303,668
Trinity Biotech, PLC - ADR	25,035	444,622
		1,748,290
Israel 4.49%
Caesarstone Sdot-Yam, Ltd.	17,038	1,114,456

Italy 3.91%
Luxottica Group SpA - ADR	15,848	970,532

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Japan 3.05%
Panasonic Corp.	19,600	$245,158
SoftBank Corp.	8,300	512,613
		757,771
Mexico 1.88%
Grupo Televisa SAB - ADR (a)	13,720	468,126

Netherlands 7.25%
AerCap Holdings NV (a)	13,981	622,154
ASML Holding NV - ADR	8,026	864,240
NXP Semiconductors NV (a)	3,717	315,555
		1,801,949
Norway 2.12%
Statoil ASA - ADR	28,014	526,943

Panama 2.73%
Copa Holdings SA	5,957	678,383

Spain 3.85%
Grifols SA - ADR	29,162	955,347

Switzerland 0.92%
Roche Holding AG	839	228,619

United Kingdom 5.81%
ARM Holdings PLC - ADR	23,677	1,266,009
Intercontinental Hotels Group PLC	4,360	177,874
		1,443,883
United States 14.05%
ACE, Ltd.	7,783	887,340
Actavis PLC (a)	960	279,706
Euronet Worldwide, Inc. (a)	14,192	801,848
Mead Johnson Nutrition, Co.	9,203	964,106
Schlumberger Ltd.	6,619	557,055
		3,490,055
TOTAL COMMON STOCKS (Cost $20,492,487)		23,060,673

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS 0.97%

Brazil 0.97%
Itau Unibanco Holdings SA	18,912	$241,696
TOTAL PREFERRED STOCKS (Cost $246,103)		241,696

SHORT-TERM INVESTMENTS 6.21%
Money Market Fund 6.21%
Fidelity Institutional Money Market Portfolio	1,541,964	1,541,964
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,541,964)		1,541,964

Total Investments (Cost $22,280,554) 100.03%		24,844,333
Liabilities in Excess of Other Assets (0.03)%		(7,454)
TOTAL NET ASSETS 100.00%		$24,836,879

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Abbreviation is used by many countries to signify a stock company whereby shareholders have limited liability.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 93.20%

Airlines 1.66%
Spirit Airlines, Inc. (a)	785	$61,057

Biotechnology 3.20%
BioSpecifics Technologies Corp. (a)	2,038	79,401
Celldex Therapeutics, Inc. (a)	1,497	38,233
		117,634
Building Products 2.30%
Trex Co, Inc. (a)	1,678	84,487

Capital Markets 6.19%
Artisan Partners Asset Management, Inc.	1,297	62,905
Financial Engines, Inc.	2,677	107,883
WisdomTree Investments, Inc.	3,021	56,462
		227,250
Communications Equipment 3.67%
Aruba Networks, Inc. (a)	5,427	134,644

Construction Materials 2.54%
Caesarstone Sdot-Yam, Ltd. (b)	1,425	93,209

Consumer Finance 1.14%
First Cash Financial Services, Inc. (a)	872	41,978

Diversified Consumer Services 8.28%
Bright Horizons Family Solutions, Inc. (a)	1,905	96,583
Carriage Services, Inc.	3,823	87,891
Grand Canyon Education, Inc. (a)	1,380	63,287
Lifelock, Inc. (a)	4,008	56,032
		303,793
Diversified Financial Services 4.34%
MarketAxess Holdings, Inc.	2,003	159,419

Electrical Equipment 2.15%
Franklin Electric Co., Inc.	2,167	79,052

Food & Staples Retailing 2.23%
United Natural Foods, Inc. (a)	985	81,794

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Food Products 1.05%
Inventure Foods, Inc. (a)	3,812	$38,463

Health Care Equipment & Supplies 16.07%
Align Technology, Inc. (a)	1,953	112,005
Cyberonics, Inc. (a)	1,208	82,748
GenMark Diagnostics, Inc. (a)	2,400	30,504
Insulet Corp. (a)	2,297	72,884
LDR Holding Corp. (a)	2,971	116,136
Neogen Corp. (a)	1,605	82,096
Trinity Biotech, PLC - ADR	5,275	93,684
		590,057
Health Care Providers & Services 8.06%
Acadia Healthcare Co., Inc. (a)	1,428	90,293
Centene Corp. (a)	2,516	154,633
ExamWorks Group, Inc. (a)	1,260	50,904
		295,830
Health Care Technology 1.40%
Omnicell, Inc. (a)	1,469	51,489

Hotels, Restaurants & Leisure 1.14%
Del Friscos Restaurant Group, Inc. (a)	2,077	41,727

Internet Software & Services 4.14%
Envestnet, Inc. (a)	1,373	73,977
SPS Commerce, Inc. (a)	1,136	78,043
		152,020
IT Services 2.32%
Euronet Worldwide, Inc. (a)	1,508	85,202

Life Sciences Tools & Services 2.69%
ICON, PLC (a)(b)	1,428	98,546

Pharmaceuticals 2.69%
Akorn, Inc. (a)	983	52,895
Aratana Therapeutics, Inc. (a)	2,371	45,666
		98,561

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Professional Services 4.71%
Corporate Executive Board Co.	1,417	$110,824
On Assignment, Inc. (a)	1,628	62,206
		173,030
Software 9.89%
Imperva, Inc. (a)	2,313	106,629
Manhattan Associates, Inc. (a)	2,893	144,216
Tyler Technologies, Inc. (a)	939	112,089
		362,934
Specialty Retail 1.34%
Boot Barn Holdings, Inc. (a)	2,000	49,220
TOTAL COMMON STOCKS (Cost $2,973,391)		3,421,396

SHORT-TERM INVESTMENTS 17.21%

Money Market Fund 17.21%
Fidelity Institutional Money Market Portfolio	631,901	631,901
TOTAL SHORT-TERM INVESTMENTS
(Cost $631,901)		631,901

Total Investments (Cost $3,605,292) 110.41%		4,053,297
Liabilities in Excess of Other Assets (10.41)%		(382,283)
TOTAL NET ASSETS 100.00%		$3,671,014

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Geneva Advisors, LLC.

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS 91.49%

Argentina 0.83%
Tenaris SA - ADR	471	$13,447

Brazil 10.69%
AMBEV SA - ADR	6,005	38,732
BRF SA - ADR	1,664	37,773
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	2,518	14,856
Embraer SA - ADR	846	29,602
Lojas Renner SA	500	14,811
Valid Solucoes e Servicos de Seguranca em Meios de
Pagamento e Identificacao SA	2,512	36,705
		172,479
Cambodia 0.78%
NagaCorp Ltd.	18,400	12,596

Chile 2.44%
Sociedad Quimica Minera de Chile SA - ADR	1,534	39,424

China 14.51%
Alibaba Group Holding Ltd. - ADR (a)	381	32,431
Anton Oilfield Services Group	51,200	10,209
Baidu, Inc. - ADR (a)	147	29,951
CNOOC Ltd. - ADR	221	31,802
Galaxy Entertainment Group, Ltd.	5,600	28,390
Haier Electronics Group Co. Ltd.	11,100	29,253
PetroChina Co. Ltd. - ADR	136	15,826
Sina Corp. (a)	362	13,438
SPT Energy Group Inc.	57,700	11,367
Tencent Holdings Ltd.	1,800	31,406
		234,073
Egypt 2.48%
Commercial International Bank	5,993	40,002

Hong Kong 1.46%
AIA Group Ltd.	4,000	23,544

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
India 19.01%
HDFC Bank Ltd. - ADR	1,451	$89,977
ICICI Bank, Ltd. - ADR	6,476	75,445
Larsen & Toubro Ltd.	1,522	43,893
Sesa Sterlite Ltd. - ADR	2,636	37,510
Tata Motors, Ltd. - ADR	1,216	59,852
		306,677
Malaysia 2.43%
IHH Healthcare Bhd	25,400	39,244

Mexico 6.81%
Alsea SAB de CV (a)	11,848	36,510
Fomento Economico Mexicano SAB de CV ADR (a)	448	42,677
Grupo Financiero Banorte SAB de CV	3,486	18,865
Grupo Televisa SAB - ADR (a)	345	11,771
		109,823
Myanmar 1.39%
Yoma Strategic Holdings Ltd. (a)	67,000	22,369

Panama 1.05%
Copa Holdings SA	148	16,854

Peru 2.22%
Credicorp Ltd.	247	35,869

Philippines 8.36%
Alliance Global Group, Inc.	127,200	68,602
Universal Robina Corp.	13,400	66,170
		134,772
Poland 1.01%
Eurocash SA	1,817	16,342

Republic of Korea 2.65%
SK Hynix, Inc.	1,005	42,661

South Africa 5.52%
Life Healthcare Group Holdings Ltd.	9,109	35,389
Naspers Ltd. - Class N	366	53,606
		88,995

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
Taiwan 1.94%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,278	$31,349

Thailand 3.51%
Bangkok Dusit Medical Services PCL	47,700	31,711
Kasikornbank PCL	3,700	24,828
		56,539
Turkey 2.40%
BIM Birlesik Magazalar A.S.	1,510	28,296
Genel Energy PLC (a)	1,164	10,448
		38,744
TOTAL COMMON STOCKS (Cost $1,478,361)		1,475,803

PREFERRED STOCKS 2.21%

Brazil 2.21%
Itau Unibanco Holdings SA	2,786	35,605
TOTAL PREFERRED STOCKS (Cost $36,870)		35,605

The accompanying notes are an integral part of these financial statements.

Geneva Emerging Markets Fund
Schedule of Investments (Continued)
February 28, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 11.53%

Money Market Fund 11.53%
Fidelity Institutional Money Market Portfolio	186,039	$186,039
TOTAL SHORT-TERM INVESTMENTS
(Cost $186,039)		186,039

Total Investments (Cost $1,701,270) 105.23%		1,697,447
Liabilities in Excess of Other Assets (5.23)%		(84,396)
TOTAL NET ASSETS 100.00%		$1,613,051

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
AS	Anonim Sirket is a Turkish term for a limited liability company.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PCL	Public Company Limited is a Thai term for a publicly traded company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Abbreviation is used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CVSociedad Anonima Bursatil de Capital Variable is a Mexican term for a publicly traded company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
February 28, 2015 (Unaudited)

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
ASSETS
Investments, at value (cost $105,849,448,
$205,902,875 and $22,280,554, respectively)	$162,000,622	$254,317,993	$24,844,333
Receivable for Fund shares sold	85,489	518,824	—
Receivable for investments sold	2,827,724	—	—
Receivable from Advisor	—	—	2,825
Dividends and interest receivable	49,798	604,743	21,862
Cash	—	—	204
Foreign currencies	—	—	3,489
Other assets	41,148	18,687	3,651
TOTAL ASSETS	165,004,781	255,460,247	24,876,364

LIABILITIES
Payable for Fund shares redeemed	105,778	78,144	—
Payable for investments purchased	889,045	917,654	—
Payable to affiliates	64,304	69,334	12,009
Payable to Advisor	96,799	83,827	—
Payable for distribution fees	4,008	2,283	745
Payable for shareholder servicing fees	9,471	8,662	1,633
Accrued expenses and other liabilities	26,677	22,419	25,098
TOTAL LIABILITIES	1,196,082	1,182,323	39,485
NET ASSETS	$163,808,699	$254,277,924	$24,836,879

Net assets consist of:
Paid-in capital	$104,826,375	$205,868,461	$23,405,668
Accumulated net investment income (loss)	(4,501,424)	629,377	(34,661)
Accumulated net realized gain (loss)	7,332,574	(635,032)	(1,097,812)
Net unrealized appreciation (depreciation) on
Investments	56,151,174	48,415,118	2,727,702
Foreign currency translation	—	—	(164,018)
NET ASSETS	$163,808,699	$254,277,924	$24,836,879

CLASS R SHARES
Net assets	$31,510,912	$8,091,814	$1,172,638
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,187,380	237,654	50,862
Net asset value, redemption price and
offering price per share(1)	$26.54	$34.05	$23.06

CLASS I SHARES
Net assets	$132,297,787	$246,186,110	$23,664,241
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,862,405	7,208,797	1,019,449
Net asset value, redemption price and
offering price per share(1)	$27.21	$34.15	$23.21

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities (Continued)
February 28, 2015 (Unaudited)

	Small Cap	Emerging
	Opportunities	Markets
	Fund	Fund
ASSETS
Investments, at value (cost $3,605,292 and $1,701,270, respectively)	$4,053,297	$1,697,447
Receivable for Fund shares sold	4,680	5,980
Receivable for investments sold	46,775	18,470
Receivable from Advisor	16,549	20,069
Dividends and interest receivable	294	1,288
Foreign currencies	—	278
Other assets	17,488	25,246
TOTAL ASSETS	4,139,083	1,768,778

LIABILITIES
Payable for investments purchased	446,383	120,070
Payable to affiliates	5,503	27,310
Payable for distribution fees	95	16
Payable for shareholder servicing fees	220	8
Accrued expenses and other liabilities	15,868	8,323
TOTAL LIABILITIES	468,069	155,727
NET ASSETS	$3,671,014	$1,613,051

Net assets consist of:
Paid-in capital	$3,659,112	$1,624,770
Accumulated net investment loss	(22,572)	(507)
Accumulated net realized loss	(413,531)	(7,371)
Net unrealized appreciation (depreciation) on
Investments	448,005	2,905
Foreign currency translation	—	(6,746)
NET ASSETS	$3,671,014	$1,613,051

CLASS R SHARES
Net assets	$285,498	$67,910
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	13,680	3,521
Net asset value, redemption price and offering price per share(1)	$20.87	$19.29

CLASS I SHARES
Net assets	$3,385,516	$1,545,141
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	161,549	80,054
Net asset value, redemption price and offering price per share(1)	$20.96	$19.30

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Period Ended February 28, 2015 (Unaudited)

	All Cap	Equity	International
	Growth Fund	Income Fund	Growth Fund
INVESTMENT INCOME
Dividend income(1)	$190,822	$2,426,287	$111,969
Interest income	611	2,634	429
TOTAL INVESTMENT INCOME	191,433	2,428,921	112,398

EXPENSES
Management fees	941,850	1,279,860	144,796
Administration fees	85,518	109,479	29,457
Transfer agent fees and expenses	41,235	78,533	9,966
Distribution fees - Class R shares	39,372	9,595	1,487
Fund accounting fees	31,805	36,690	22,278
Interest expense	16,160	683	180
Shareholder servicing fees - Class R shares	15,749	3,838	595
Audit and tax fees	14,823	11,746	13,918
Custody fees	13,043	12,602	10,065
Reports to shareholders	10,507	5,413	1,814
Federal and state registration fees	10,485	26,976	13,850
Legal fees	6,163	6,163	6,163
Chief Compliance Officer fees	5,973	4,520	4,520
Trustees’ fees	2,541	2,541	2,541
Other expenses	6,950	4,378	2,380
TOTAL EXPENSES	1,242,174	1,593,017	264,010
Less waivers and reimbursement
by Advisor (Note 4)	(229,043)	(299,042)	(116,951)
NET EXPENSES	1,013,131	1,293,975	147,059

NET INVESTMENT INCOME (LOSS)	(821,698)	1,134,946	(34,661)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,485,635	(442,825)	(704,053)
Net realized gain (loss) on
foreign currency translation	(55)	—	(484)
Net change in unrealized appreciation (depreciation) on
Investments	(2,899,180)	9,431,076	111,020
Foreign currency translation	—	—	(164,009)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	6,586,400	8,988,251	(757,526)
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,764,702	$10,123,197	$(792,187)

(1)	Net of $1,096, $425, and $14,141, in foreign withholding tax and fees for the All Cap Growth Fund, Equity Income Fund and International Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations (Continued)
For the Period Ended February 28, 2015 (Unaudited)

	Small Cap	Emerging
	Opportunities	Markets
	Fund	Fund
INVESTMENT INCOME
Dividend income(1)	$5,040	$2,025
Interest income	34	21
TOTAL INVESTMENT INCOME	5,074	2,046

EXPENSES
Management fees	14,836	2,527
Administration fees	14,000	14,722
Transfer agent fees and expenses	8,055	7,677
Distribution fees - Class R shares	313	19
Fund accounting fees	11,887	14,496
Shareholder servicing fees - Class R shares	125	7
Audit and tax fees	12,393	7,166
Custody fees	3,830	6,881
Reports to shareholders	455	1,584
Federal and state registration fees	20,477	9,285
Legal fees	5,472	3,670
Chief Compliance Officer fees	4,520	2,237
Trustees’ fees	2,541	2,011
Other expenses	2,080	1,614
TOTAL EXPENSES	100,984	73,896
Less waivers and reimbursement by Advisor (Note 4)	(85,710)	(71,343)
NET EXPENSES	15,274	2,553

NET INVESTMENT INCOME (LOSS)	(10,200)	(507)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(50,452)	(7,583)
Net realized gain (loss) on foreign currency translation	—	212
Net change in unrealized appreciation (depreciation) on
Investments	438,930	2,905
Foreign currency translation	—	(6,746)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	388,478	(11,212)
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$378,278	$(11,719)

(1)	Net of $96 and $425 in foreign withholding tax and fees for the Small Cap Opportunities Fund and Emerging Markets Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
FROM OPERATIONS
Net investment loss	$(821,698)	$(2,886,724)
Net realized gain on investments	9,485,635	31,009,000
Net realized loss on foreign currency translation	(55)	(43)
Net change in unrealized depreciation on investments	(2,899,180)	(1,253,508)
Net increase in net assets from operations	5,764,702	26,868,725

FROM DISTRIBUTIONS
Net realized gain on investments - Class R	(3,626,521)	—
Net realized gain on investments - Class I	(15,598,125)	—
Net decrease in net assets resulting from distributions paid	(19,224,646)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	1,117,253	8,678,920
Proceeds from shares sold - Class I	9,713,042	56,075,131
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	3,602,428	—
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	13,328,600	—
Payments for shares redeemed - Class R(1)	(4,088,833)	(36,673,548)
Payments for shares redeemed - Class I(2)	(38,630,600)	(114,053,635)
Net decrease in net assets
from capital share transactions	(14,958,110)	(85,973,132)
TOTAL DECREASE IN NET ASSETS	(28,418,054)	(59,104,407)

NET ASSETS:
Beginning of Period	192,226,753	251,331,160
End of Period	$163,808,699	$192,226,753
ACCUMULATED NET INVESTMENT LOSS	$(4,501,424)	$(3,679,726)

(1)	Net of redemption fees of $386 and $572 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.
(2)	Net of redemption fees of $4,929 and $9,469 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
FROM OPERATIONS
Net investment income	$1,134,946	$2,390,437
Net realized gain (loss) on investments	(442,825)	8,918,366
Net change in unrealized appreciation
(depreciation) on investments	9,431,076	25,842,792
Net increase in net assets from operations	10,123,197	37,151,595

FROM DISTRIBUTIONS
Net investment income - Class R	(72,366)	(95,733)
Net investment income - Class I	(2,509,159)	(3,042,413)
Net realized gain on investments - Class R	(164,070)	(296,232)
Net realized gain on investments - Class I	(4,761,033)	(8,322,485)
Net decrease in net assets resulting from distributions paid	(7,506,628)	(11,756,863)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	703,006	1,336,555
Proceeds from shares sold - Class I	38,954,053	136,691,701
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	234,420	387,915
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	6,884,353	10,138,075
Payments for shares redeemed - Class R(1)	(754,407)	(1,226,125)
Payments for shares redeemed - Class I(2)	(28,551,093)	(53,205,610)
Net increase in net assets
from capital share transactions	17,470,332	94,122,511
TOTAL INCREASE IN NET ASSETS	20,086,901	119,517,243

NET ASSETS:
Beginning of Period	234,191,023	114,673,780
End of Period	$254,277,924	$234,191,023
ACCUMULATED NET INVESTMENT INCOME	$629,377	$2,075,956

(1)	Net of redemption fees of $162 and $239 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.
(2)	Net of redemption fees of $10,018 and $5,111 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014(1)
FROM OPERATIONS
Net investment income (loss)	$(34,661)	$11,195
Net realized loss on investments	(704,053)	(343,380)
Net realized gain (loss) on foreign currency translation	(484)	734
Net change in unrealized appreciation (depreciation) on
Investments	111,020	2,538,290
Foreign currency translation	(164,009)	(8)
Net increase (decrease) in net assets from operations	(792,187)	2,206,831

FROM DISTRIBUTIONS
Net investment income - Class I	(7,408)	—
Net decrease in net assets resulting from distributions paid	(7,408)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	75,281	1,000,651
Proceeds from shares sold - Class I	2,210,436	26,718,678
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	7,408	—
Payments for shares redeemed - Class R(2)	(212,991)	(155,176)
Payments for shares redeemed - Class I(3)	(8,673,975)	(8,827,332)
Net increase (decrease) in net assets
from capital share transactions	(6,593,841)	18,736,821
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,393,436)	20,943,652

NET ASSETS:
Beginning of Period	32,230,315	11,286,663
End of Period	$24,836,879	$32,230,315
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(34,661)	$7,408

(1)	The International Growth Fund commenced operations on May 30, 2013.
(2)	Net of redemption fees of $0 and $184 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.
(3)	Net of redemption fees of $230 and $30,531 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Period Ended
	(Unaudited)	August 31, 2014(1)
FROM OPERATIONS
Net investment loss	$(10,200)	$(12,391)
Net realized loss on investments	(50,452)	(363,079)
Net change in unrealized appreciation
(depreciation) on investments	438,930	9,075
Net increase (decrease) in net assets from operations	378,278	(366,395)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	21,295	374,954
Proceeds from shares sold - Class I	1,447,273	3,763,505
Payments for shares redeemed - Class R	(15,602)	(105,086)
Payments for shares redeemed - Class I(2)	(94,904)	(1,732,304)
Net increase in net assets from capital share transactions	1,358,062	2,301,069
TOTAL INCREASE IN NET ASSETS	1,736,340	1,934,674

NET ASSETS:
Beginning of Period	1,934,674	—
End of Period	$3,671,014	$1,934,674
ACCUMULATED NET INVESTMENT LOSS	$(22,572)	$(12,372)

(1)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.
(2)	Net of redemption fees of $991 and $0 for the six months ended February 28, 2015 and the year ended August 31, 2014, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Emerging Markets Fund
Statement of Changes in Net Assets

Period Ended
February 28, 2015(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(507)
Net realized loss on investments	(7,583)
Net realized gain on foreign currency translation	212
Net change in unrealized appreciation (depreciation) on
Investments	2,905
Foreign currency translation	(6,746)
Net decrease in net assets from operations	(11,719)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	68,298
Proceeds from shares sold - Class I	1,556,472
Net increase in net assets from capital share transactions	1,624,770
TOTAL INCREASE IN NET ASSETS	1,613,051

NET ASSETS:
Beginning of Period	—
End of Period	$1,613,051
ACCUMULATED NET INVESTMENT LOSS	$(507)

(1)	The Emerging Markets Fund commenced operations on November 26, 2014.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,
	2015	Year Ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$28.75	$25.59	$22.12	$22.69	$16.97	$13.80

Income (loss) from
investment operations:
Net investment loss(1)	(0.17)	(0.37)	(0.14)	(0.24)	(0.29)	(0.18)
Net realized and unrealized
gain (loss) on investments	1.23	3.53	3.61	(0.34)	6.01	3.35
Total from investment operations	1.06	3.16	3.47	(0.58)	5.72	3.17

Less distributions paid:
From net realized
gain on investments	(3.27)	—	—	—	—	—
Total distributions paid	(3.27)	—	—	—	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$26.54	$28.75	$25.59	$22.12	$22.69	$16.97
Total Return(3)	4.08%	12.35%	15.69%	(2.51)%	33.71%	22.97%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$31,511	$33,299	$56,488	$51,033	$52,761	$5,206
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.72%	1.62%	1.70%	1.71%	1.85%	2.22%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.45%	1.45%	1.45%	1.45%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(1.51)%	(1.50)%	(0.84)%	(1.35)%	(1.62)%	(1.86)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(1.24)%	(1.33)%	(0.59)%	(1.09)%	(1.27)%	(1.14)%
Portfolio turnover rate(3)	32.2%	73.7%	89.3%	102.2%	57.8%	75.6%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,
	2015	Year Ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$29.34	$26.03	$22.42	$22.91	$17.10	$13.88

Income (loss) from
investment operations:
Net investment loss(1)	(0.12)	(0.29)	(0.06)	(0.16)	(0.20)	(0.15)
Net realized and unrealized
gain (loss) on investments	1.26	3.60	3.67	(0.33)	6.01	3.37
Total from investment operations	1.14	3.31	3.61	(0.49)	5.81	3.22

Less distributions paid:
From net realized
gain on investments	(3.27)	—	—	—	—	—
Total distributions paid	(3.27)	—	—	—	—	—
Paid-in capital from
redemption fees (Note 2)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$27.21	$29.34	$26.03	$22.42	$22.91	$17.10
Total Return(3)	4.27%	12.72%	16.10%	(2.14)%	33.98%	23.20%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$132,298	$158,927	$194,844	$192,219	$104,310	$32,772
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.37%	1.33%	1.35%	1.36%	1.59%	1.97%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.10%	1.10%	1.10%	1.10%	1.23%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(1.16)%	(1.26)%	(0.50)%	(1.00)%	(1.27)%	(1.63)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(0.89)%	(1.03)%	(0.25)%	(0.74)%	(0.91)%	(0.91)%
Portfolio turnover rate(3)	32.2%	73.7%	89.3%	102.2%	57.8%	75.6%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	February 28,					Ended
	2015	Year Ended August 31,				August 31,
	(Unaudited)	2014	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$33.63	$28.90	$25.90	$23.34	$20.14	$20.00

Income (loss) from
investment operations:
Net investment income(2)	0.10	0.30	0.30	0.27	0.26	0.10
Net realized and unrealized
gain on investments	1.33	6.30	2.89	2.59	3.20	0.04
Total from investment operations	1.43	6.60	3.19	2.86	3.46	0.14

Less distributions paid:
From net investment income	(0.31)	(0.45)	(0.19)	(0.30)	(0.25)	—
From net realized gain on investments	(0.70)	(1.42)	—	0.00 (3)	(0.01)	—
Total distributions paid	(1.01)	(1.87)	(0.19)	(0.30)	(0.26)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$34.05	$33.63	$28.90	$25.90	$23.34	$20.14
Total Return(4)	4.33%	23.45%	12.36%	12.30%	17.20%	0.70%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$8,092	$7,808	$6,253	$4,831	$2,976	$993
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.71%	1.72%	1.75%	1.83%	2.15%	5.36%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.45%	1.45%	1.45%	1.45%	1.49%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	0.37%	0.67%	0.76%	0.69%	0.45%	(2.39)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	0.63%	0.94%	1.06%	1.07%	1.11%	1.47%
Portfolio turnover rate(4)	30.2%	67.8%	88.0%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	February 28,					Ended
	2015	Year Ended August 31,				August 31,
	(Unaudited)	2014	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$33.73	$28.98	$25.98	$23.39	$20.18	$20.00

Income (loss) from
investment operations:
Net investment income(2)	0.18	0.40	0.39	0.35	0.33	0.13
Net realized and unrealized
gain on investments	1.31	6.33	2.91	2.59	3.19	0.05
Total from investment operations	1.49	6.73	3.30	2.94	3.52	0.18

Less distributions paid:
From net investment income	(0.37)	(0.56)	(0.30)	(0.35)	(0.30)	—
From net realized gain on investments	(0.70)	(1.42)	—	0.00 (3)	(0.01)	—
Total distributions paid	(1.07)	(1.98)	(0.30)	(0.35)	(0.31)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$34.15	$33.73	$28.98	$25.98	$23.39	$20.18
Total Return(4)	4.50%	23.88%	12.76%	12.66%	17.49%	0.90%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$246,186	$226,383	$108,421	$87,750	$37,991	$9,983
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.36%	1.37%	1.40%	1.47%	1.87%	5.53%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.10%	1.10%	1.10%	1.10%	1.23%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	0.82%	0.99%	1.10%	1.03%	0.77%	(2.40)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	1.08%	1.26%	1.40%	1.40%	1.41%	1.88%
Portfolio turnover rate(4)	30.2%	67.8%	88.0%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,	Year Ended	Period Ended
	2015	August 31,	August 31,
	(Unaudited)	2014	2013(1)
Net Asset Value, Beginning of Period	$23.38	$20.49	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.07)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.25)	2.95	0.52
Total from investment operations	(0.32)	2.89	0.49

Paid-in capital from redemption fees (Note 2)	—	0.00 (3)	—
Net Asset Value, End of Period	$23.06	$23.38	$20.49
Total Return(4)	(1.37)%	14.10%	2.45%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,173	$1,340	$416
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.35%	2.29%	17.90%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.45%	1.45%	1.45%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(1.50)%	(1.12)%	(17.01)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	(0.60)%	(0.28)%	(0.56)%
Portfolio turnover rate(4)	24.6%	74.1%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,	Year Ended	Period Ended
	2015	August 31,	August 31,
	(Unaudited)	2014	2013(1)
Net Asset Value, Beginning of Period	$23.51	$20.52	$20.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.03)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.26)	2.95	0.54
Total from investment operations	(0.29)	2.96	0.52

Less distributions paid:
From net investment income	(0.01)	—	—
Total distributions paid	(0.01)	—	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.03	—
Net Asset Value, End of Period	$23.21	$23.51	$20.52
Total Return(4)	(1.24)%	14.57%	2.60%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$23,664	$30,890	$10,871
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.99%	1.94%	6.81%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.10%	1.10%	1.10%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(1.14)%	(0.78)%	(6.07)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	(0.25)%	0.05%	(0.37)%
Portfolio turnover rate(4)	24.6%	74.1%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Period
	February 28,	Ended
	2015	August 31,
	(Unaudited)	2014(1)
Net Asset Value, Beginning of Period	$18.26	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.11)	(0.16)
Net realized and unrealized gain (loss) on investments	2.72	(1.58)
Total from investment operations	2.61	(1.74)

Net Asset Value, End of Period	$20.87	$18.26
Total Return(3)	14.29%	(8.70)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$285	$245
Ratio of expenses to average net assets
before waiver and reimbursements(4)	8.36%	15.30%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.55%	1.55%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(7.96)%	(15.02)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(1.15)%	(1.27)%
Portfolio turnover rate(3)	28.9%	156.9%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Period
	February 28,	Ended
	2015	August 31,
	(Unaudited)	2014(1)
Net Asset Value, Beginning of Period	$18.30	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	2.72	(1.58)
Total from investment operations	2.65	(1.70)

Paid-in capital from redemption fees (Note 2)	0.01	—
Net Asset Value, End of Period	$20.96	$18.30
Total Return(3)	14.54%	(8.50)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,386	$1,690
Ratio of expenses to average net assets
before waiver and reimbursements(4)	8.14%	11.14%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.20%	1.20%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(7.73)%	(10.89)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.79)%	(0.95)%
Portfolio turnover rate(3)	28.9%	156.9%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Emerging Markets Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28,
2015(1)
(Unaudited)
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized loss on investments	(0.68)
Total from investment operations	(0.71)

Net Asset Value, End of Period	$19.29
Total Return(3)	(3.55)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$68
Ratio of expenses to average net assets
before waiver and reimbursements(4)	35.39%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.60%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(34.34)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.55)%
Portfolio turnover rate(3)	9.9%

(1)	The Fund commenced operations on November 26, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Emerging Markets Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 28,
2015(1)
(Unaudited)
Net Asset Value, Beginning of Period	$20.00

Income (loss) from investment operations:
Net investment loss(1)	(0.01)
Net realized and unrealized loss on investments	(0.69)
Total from investment operations	(0.70)

Net Asset Value, End of Period	$19.30
Total Return(3)	(3.45)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,545
Ratio of expenses to average net assets
before waiver and reimbursements(4)	36.60%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.25%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(35.59)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.24)%
Portfolio turnover rate(3)	9.9%

(1)	The Fund commenced operations on November 26, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
February 28, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”), the Geneva Advisors International Growth Fund (the “International Growth Fund”), the Geneva Advisors Small Cap Opportunities Fund (the “Small Cap Opportunities Fund”) and the Geneva Advisors Emerging Markets Fund (the “Emerging Markets Fund”) is long-term capital appreciation.  The investment objective of the Geneva Advisors Equity Income Fund (the “Equity Income Fund”) is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  The International Growth Fund commenced operations on May 30, 2013.  The Small Cap Opportunities Fund commenced operations December 27, 2013.  The Emerging Markets Fund commenced operations on November 26, 2014.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Advisors, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national and foreign securities exchanges and over-the-counter markets as published by an approved pricing services (a “Pricing Service”).

Debt securities other than short-term instruments are valued at the mean in accordance with prices supplied by a Pricing Service.  A Pricing Service may use various valuation methods such as the mean between the bid and asked prices.  If the bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value (“NAV”), whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2015:

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$161,622,964	$—	$—	$161,622,964
Total Equity	161,622,964	—	—	161,622,964
Short-Term Investments	377,658	—	—	377,658
Total Investments
in Securities	$162,000,622	$—	$—	$162,000,622

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$235,590,399	$—	$—	$235,590,399
Real Estate
Investment Trusts	12,408,308	—	—	12,408,308
Total Equity	247,998,707	—	—	247,998,707
Short-Term Investments	6,319,286	—	—	6,319,286
Total Investments
in Securities	$254,317,993	$—	$—	$254,317,993

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

International Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$21,206,948	$1,853,725	$—	$23,060,673
Preferred Stock	241,696	—	—	241,696
Total Equity	21,448,644	1,853,725	—	23,302,369
Short-Term Investments	1,541,964	—	—	1,541,964
Total Investments
in Securities	$22,990,608	$1,853,725	$—	$24,844,333

Small Cap Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$3,421,396	$—	$—	$3,421,396
Total Equity	3,421,396	—	—	3,421,396
Short-Term Investments	631,901	—	—	631,901
Total Investments
in Securities	$4,053,297	$—	$—	$4,053,297

Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$867,732	$608,071	$—	$1,475,803
Preferred Stock	35,605	—	—	35,605
Total Equity	903,337	608,071	—	1,511,408
Short-Term Investments	186,039	—	—	186,039
Total Investments
in Securities	$1,089,376	$608,071	$—	$1,697,447

   (1)See the Schedule of Investments for industry or geographic classifications.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.  There were no significant transfers between levels for the All Cap Growth, Equity Income, Small Cap Opportunities and Emerging Markets Fund.  Transfers for the International Growth Fund were as follows:

Transfers into Level 1	$—
Transfers out of Level 1	512,613
Net transfers in and/or out of Level 1	$512,613

Transfers into Level 2	$512,613
Transfers out of Level 2	—
Net transfers in and/or out of Level 2	$512,613

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.
The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold any derivative instruments throughout the period.
(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Period Ended	Period Ended
	February 28, 2015	August 31, 2014
All Cap Growth Fund
Class R	$386	$572
Class I	4,929	9,469
Equity Income Fund
Class R	162	239
Class I	10,018	5,111
International Growth Fund
Class R	—	184
Class I	230	30,531
Small Cap Opportunities Fund
Class R	—	—
Class I	991	—
Emerging Markets Fund
Class R	—	N/A
Class I	—	N/A

(f)	Expenses

Expenses associated with a specific Fund in the Trust are charged to that Fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and service fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income*	Long-Term Capital Gains*
All Cap Growth Fund
Year Ended August 31, 2013	$—	$—
Year Ended August 31, 2014	$—	$—

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

	Ordinary Income	Long-Term Capital Gains
Equity Income Fund
Year Ended August 31, 2013	$1,135,617	$—
Year Ended August 31, 2014	$3,413,556	$8,343,307

	Ordinary Income*	Long-Term Capital Gains*
International Growth Fund
Period Ended August 31, 2013	$—	$—
Year Ended August 31, 2014	$—	$—

	Ordinary Income*	Long-Term Capital Gains*
Small Cap Opportunities Fund
Period Ended August 31, 2014	$—	$—

*	There were no distributions paid to shareholders in All Cap Growth Fund, International Growth Fund or Small Cap Opportunities Fund during the fiscal periods ended August 31, 2013 and August 31, 2014.

As of August 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$131,650,274	$193,593,298
Gross tax unrealized appreciation	59,905,180	41,486,966
Gross tax unrealized depreciation	(1,223,487)	(1,316,574)
Net tax unrealized appreciation	58,681,693	40,170,392
Undistributed ordinary income	—	2,045,477
Undistributed long-term capital gain	17,440,301	4,925,098
Total distributable earnings	17,440,301	6,970,575
Other accumulated losses	(3,679,726)	(1,348,073)
Total accumulated gains	$72,442,268	$45,792,894

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

		Small Cap
	International	Opportunities
	Growth Fund	Fund
Cost basis of investments for
federal income tax purposes	$29,882,574	$1,979,241
Gross tax unrealized appreciation	3,590,039	105,540
Gross tax unrealized depreciation	(1,100,346)	(140,902)
Net tax unrealized appreciation (depreciation)	2,489,693	(35,362)
Undistributed ordinary income	7,408	—
Undistributed long-term capital gain	—	—
Total distributable earnings	7,408	—
Other accumulated losses	(266,295)	(331,014)
Total accumulated gains (losses)	$2,230,806	$(366,376)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended August 31, 2014, the following table shows the reclassifications made:

				Small Cap
	All Cap	Equity	International	Opportunities
	Growth Fund	Income Fund	Growth Fund	Fund
Undistributed Net Investment
Income (Loss)	$(43)	$1,562,266	$684	$19
Accumulated Net Realized
Gain (Loss)	43	(1,518,817)	(683)	—
Paid-in Capital	—	(43,449)	(1)	(19)

During the fiscal year ended August 31, 2014, the All Cap Growth Fund utilized prior year capital loss carryovers of $13,791,846.
At August 31, 2014, the following funds deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

	Ordinary Late	Post-October
	Year Loss	Capital Loss
All Cap Growth Fund	$(3,679,726)	$—
Equity Income Fund	—	—
International Growth Fund	—	(266,287)
Small Cap Opportunities Fund	(12,372)	(318,642)

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of August 31, 2014.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2014.  At August 31, 2014, the fiscal years 2011-2014 remained open to examination for the All Cap Growth Fund and the Equity Income Fund in each Fund’s major tax jurisdictions.  The fiscal years 2013-2014 remains open to examination for the International Growth Fund in the Fund’s major tax jurisdictions.  The fiscal year 2014 remains open to examination for the Small Cap Opportunities Fund in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following annual rates based on each Funds’ average daily net assets:

Rate
All Cap Growth Fund	1.10%
Equity Income Fund	1.10%
International Growth Fund	1.10%
Small Cap Opportunities Fund	1.20%
Emerging Markets Fund	1.25%

The Advisor has agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration dates listed below, at the discretion of the Advisor and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed each Fund’s Expense Limitation Cap, listed below, of each Fund’s average daily net assets.

	Expense Limitation Cap
	Class R	Class I	Expiration Date
All Cap Growth Fund	1.45%	1.10%	December 29, 2015
Equity Income Fund	1.45%	1.10%	December 29, 2015
International Growth Fund	1.45%	1.10%	May 22, 2016
Small Cap Opportunities Fund	1.55%	1.20%	December 27, 2016
Emerging Markets Fund	1.60%	1.25%	November 19, 2017

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity	International	Small Cap	Emerging
	Growth	Income	Growth	Opportunities	Markets
	Fund	Fund	Fund	Fund	Fund
August 31, 2015	$308,081	$147,785	$—	$—	$—
August 31, 2016	603,542	325,749	73,646	—	—
August 31, 2017	583,375	522,690	233,519	130,117	—
February 28, 2018	229,043	299,042	116,951	85,710	71,343

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of each Fund’s average daily net assets of Class R shares for shareholder servicing.  During the period ended February 28, 2015, the Funds incurred distribution and shareholder servicing fees as follows:

		Shareholder
	Distribution Fees	Servicing Fees
All Cap Growth Fund	$39,372	$15,749
Equity Income Fund	$9,595	$3,838
International Growth Fund	$1,487	$595
Small Cap Opportunities Fund	$313	$125
Emerging Markets Fund	$19	$7

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fees incurred for the period ended February 28, 2015, and owed as of February 28, 2015 are as follows:

	Incurred	Owed
All Cap Growth Fund	$85,518	$26,417
Equity Income Fund	$109,479	$33,638
International Growth Fund	$29,457	$3,527
Small Cap Opportunities Fund	$14,000	$525
Emerging Markets Fund	$14,722	$9,018

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended February 28, 2015, and owed as of February 28, 2015 are as follows:

Fund Accounting	Incurred	Owed
All Cap Growth Fund	$31,805	$9,149
Equity Income Fund	$36,690	$10,410
International Growth Fund	$22,278	$3,031
Small Cap Opportunities Fund	$11,887	$324
Emerging Markets Fund	$14,496	$3,315

Transfer Agency	Incurred	Owed
All Cap Growth Fund	$41,235	$20,472
Equity Income Fund	$78,533	$20,191
International Growth Fund	$9,966	$3,424
Small Cap Opportunities Fund	$8,055	$3,344
Emerging Markets Fund	$7,677	$10,123

Custody	Incurred	Owed
All Cap Growth Fund	$13,043	$6,293
Equity Income Fund	$12,602	$3,573
International Growth Fund	$10,065	$503
Small Cap Opportunities Fund	$3,830	$838
Emerging Markets Fund	$6,881	$3,367

The All Cap Growth, Equity Income and International Growth Funds each have a line of credit with US Bank (see Note 9).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended February 28, 2015, and owed as of February 28, 2015 are as follows:

	Incurred	Owed
All Cap Growth Fund	$5,973	$1,974
Equity Income Fund	$4,520	$1,521
International Growth Fund	$4,520	$1,524
Small Cap Opportunities Fund	$4,520	$1,522
Emerging Markets Fund	$2,237	$1,487

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Period Ended	Year Ended
Class R	February 28, 2015	August 31, 2014
Shares Sold	41,517	313,498
Shares Issued to Holders in
Reinvestment of Distributions	140,227	—
Shares Redeemed	(152,803)	(1,362,179)
Net Increase/(Decrease)	28,941	(1,048,681)

	Period Ended	Year Ended
Class I	February 28, 2015	August 31, 2014
Shares Sold	348,065	1,979,469
Shares Issued to Holders in
Reinvestment of Distributions	506,405	—
Shares Redeemed	(1,408,877)	(4,047,807)
Net Decrease	(554,407)	(2,068,338)

Equity Income Fund
	Period Ended	Year Ended
Class R	February 28, 2015	August 31, 2014
Shares Sold	21,285	42,305
Shares Issued to Holders in
Reinvestment of Distributions	7,070	12,563
Shares Redeemed	(22,847)	(39,054)
Net Increase	5,508	15,814

	Period Ended	Year Ended
Class I	February 28, 2015	August 31, 2014
Shares Sold	1,178,948	4,306,721
Shares Issued to Holders in
Reinvestment of Distributions	207,164	327,136
Shares Redeemed	(888,809)	(1,663,559)
Net Increase	497,303	2,970,298

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

International Growth Fund
	Period Ended	Year Ended
Class R	February 28, 2015	August 31, 2014
Shares Sold	3,365	43,852
Shares Redeemed	(9,815)	(6,830)
Net Increase/(Decrease)	(6,450)	37,022

	Period Ended	Year Ended
Class I	February 28, 2015	August 31, 2014
Shares Sold	97,171	1,167,707
Shares Issued to Holders in
Reinvestment of Distributions	333	—
Shares Redeemed	(392,119)	(383,522)
Net Increase/(Decrease)	(294,615)	784,185

Small Cap Opportunities Fund
	Period Ended	Period Ended
Class R	February 28, 2015	August 31, 2014(1)
Shares Sold	1,091	19,328
Shares Redeemed	(812)	(5,927)
Net Increase	279	13,401

	Period Ended	Period Ended
Class I	February 28, 2015	August 31, 2014(1)
Shares Sold	74,159	189,351
Shares Redeemed	(4,962)	(96,999)
Net Increase	69,197	92,352

Emerging Markets Fund
	Period Ended
Class R	February 28, 2015(2)
Shares Sold	3,521
Shares Redeemed	—
Net Increase	3,521

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

Period Ended
Class I	February 28, 2015(2)
Shares Sold	80,054
Shares Redeemed	—
Net Increase	80,054

(1)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.
(2)	The Emerging Markets Fund commenced operations on November 26, 2014.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended February 28, 2015 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

				Small Cap	Emerging
	All Cap	Equity	International	Opportunities	Markets
	Growth Fund	Income Fund	Growth Fund	Fund	Fund
Purchases	$54,269,303	$84,451,704	$ 6,246,339	$1,951,664	$1,606,505
Sales	$87,176,613	$68,942,965	$12,685,010	$ 710,930	$ 83,691

(9)	Line of Credit

At February 28, 2015, the All Cap Growth, Equity Income and International Growth Funds, had lines of credit in the amount of $30,000,000, $14,000,000 and $2,000,000, respectively, which all mature August 13, 2015. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest will be accrued at the prime rate of 3.25% (as of February 28, 2015).  The following table provides information regarding usage of the lines of credit for the period ended February 28, 2015.  There was no outstanding balance on the line of credit as of February 28, 2015.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
All Cap Growth Fund	17	$1,827,588	$2,805	$4,695,000	1/2/2015
International Growth Fund	4	$ 500,000	$ 181	$ 500,000	12/18/2014

* Interest expense is reported on the Statement of Operations.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 28, 2014 to consider the initial approval of an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Geneva Advisors Emerging Markets Fund, a series of the Trust, and Geneva Advisors, LLC, the Fund’s investment adviser (“Geneva Advisors”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for Geneva Advisors, as well as a summary of a due diligence questionnaire completed by Geneva Advisors.  The Trustees also considered other matters, including, but not limited to the following: (1) the nature, extent and quality of services that would be provided to the Geneva Advisors Emerging Markets Fund by Geneva Advisors; (2) the investment performance of Geneva Advisors and of other accounts managed by Geneva Advisors using investment strategies substantially similar to that which Geneva Advisors would apply to its management of the Geneva Advisors Emerging Markets Fund; (3) the cost of services provided and profits realized by Geneva Advisors from its management of the Geneva Advisors Emerging Markets Fund; (4) the extent to which economies of scale would be realized as the Geneva Advisors Emerging Markets Fund grows and whether the proposed management fee for the Fund reflects these economies of scale for the Geneva Advisors Emerging Markets Fund’s benefit; and (5) other financial benefits to Geneva Advisors resulting from services rendered to the Geneva Advisors Emerging Markets Fund.  The Trustees also considered information provided by Geneva Advisors prior to the October 28, 2014 meeting relating to Geneva Advisors’ code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board also noted that Mr. Newsom, Mr. Bruns and Ms. Chen had attended the Meeting on October 27, 2014 to report on various performance, marketing, compliance and operations of the Geneva Advisors Funds.  The Board also noted that it had approved the preliminary registration statement for the Geneva Advisors Emerging Markets Fund at the regular meeting of the Board held on August 13, 2014, at which time the Trustees were provided with information concerning the Geneva Advisors Emerging Markets Fund’s investment objective and strategies which would be applied by Geneva Advisors to select and manage investments for the Fund.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Geneva Advisors Emerging Markets Fund.  Based on its evaluation of information provided by Geneva Advisors, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Agreement for an initial term ending two years following the Geneva Advisors Emerging Markets Fund’s commencement of operations pursuant to an effective registration statement.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Geneva Advisors to the Geneva Advisors Emerging Markets Fund and the amount of time that would be devoted by Geneva Advisors’ staff to the Fund’s operations.  The Trustees considered Geneva Advisors’ specific responsibilities in all aspects of day-to-day management of the Geneva Advisors Emerging Markets Fund, as well as the qualifications, experience and responsibilities of key personnel at Geneva Advisors who would be involved in the day-to-day activities of the Fund.  The Trustees noted the structure of Geneva Advisors’ compliance program as previously reviewed at other meetings of the Board and commitment to the growth of Fund assets based upon information provided by Geneva Advisors in response to the due diligence questionnaire as well as other information provided by Geneva Advisors, which were included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of Geneva Advisors.  The Trustees were assured by the Trust’s CCO that Geneva Advisors’ policies and procedures and compliance program continued to be compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that Geneva Advisors had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Geneva Advisors Emerging Markets Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE ADVISER

In assessing the portfolio management services to be provided by Geneva Advisors, the Trustees reviewed the investment management experience of Reiner M. Triltsch and Eswar C. Menon, who would serve as the Geneva Advisors Emerging Markets Fund’s portfolio managers.  The Trustees also reviewed Geneva Advisors’ performance for a composite of separately managed accounts that are managed using substantially similar strategies to those of the Geneva Advisors Emerging Markets Fund and have been managed, since inception, by Mr. Triltsch and Mr. Menon.  After considering all of the information, the Trustees concluded that the Geneva Advisors Emerging Markets Fund and its shareholders were likely to benefit from Geneva Advisors’ management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Geneva Advisors Emerging Markets Fund’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Geneva Advisors

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

Emerging Markets Fund.  The Trustees reviewed statistical information and other materials provided in the Meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Geneva Advisors Emerging Markets Fund relative to a peer group of U.S. open-end diversified emerging markets funds, as compiled by Morningstar, which had been included in the Meeting materials.  The Board considered the Geneva Advisors Emerging Markets Fund’s proposed management fee of 1.25%, noting that the fee fell into the third quartile for its peer group, above the peer group average fee of 1.09%, which also fell in the third quartile.  The Board noted that the proposed management fee is a unitary fee designed to cover the vast majority of the Geneva Advisors Emerging Markets Fund’s expenses and the peer group comparison should be evaluated accordingly.  The Board further noted that Geneva Advisors had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that total annual fund operating expenses do not exceed 1.25% and 1.60% of the Geneva Advisors Emerging Markets Fund’s average annual assets for Class I shares and Class R shares, respectively.  The proposed limit on annual fund operating expenses put the Geneva Advisors Emerging Markets Fund’s net expense ratio into the second quartile for Class I shares and the top of the third quartile for Class R shares.  The peer group average of 1.39%, which is net of any applicable Rule 12b-1 fees, fell in the second quartile.  The Trustees also considered the overall profitability of Geneva Advisors that may result from its management of the Geneva Advisors Emerging Markets Fund, including a pro forma profitability analysis for the Geneva Advisors Emerging Markets Fund, and noting that Geneva Advisors may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to Geneva Advisors from the fees payable under the Geneva Advisory Agreement and the expense subsidization anticipated by Geneva Advisors with respect to the Geneva Advisors Emerging Markets Fund.

The Trustees concluded that the Geneva Advisors Emerging Markets Fund’s expenses and the fees to be paid to Geneva Advisors were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Fund by Geneva Advisors.  The Trustees further concluded that Geneva Advisors’ profit from sponsoring the Geneva Advisors Emerging Markets Fund would not be excessive and would enable Geneva Advisors to maintain adequate profit levels to support its provision of advisory services to the Geneva Advisors Emerging Markets Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Geneva Advisors Emerging Markets Fund might realize would be achievable under the structure of the proposed management fees and the Geneva Advisors Emerging Markets Fund’s expenses.  With respect to Geneva Advisors’ fee structure and any applicable expense waivers, the

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

Trustees concluded that the realized and potential economies of scale with respect to the Geneva Advisors Emerging Markets Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Geneva Advisors from its association with the Geneva Advisors Emerging Markets Fund.  The Trustees concluded that the benefits Geneva Advisors may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Geneva Advisors Emerging Markets Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Geneva Advisors Emerging Markets Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement as being in the best interests of the Geneva Advisors Emerging Markets Fund and its shareholders.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal period ended August 31, 2014 as dividends qualifying for the dividends received deduction available to corporate shareholders:

All Cap Growth Fund	0.00%
Equity Income Fund	88.50%
International Growth Fund	0.00%
Small Cap Opportunities Fund	0.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal period ended August 31, 2014, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

All Cap Growth Fund	0.00%
Equity Income Fund	100.00%
International Growth Fund	0.00%
Small Cap Opportunities Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	38	Independent
615 E. Michigan St.		Term; Since	present); Managing		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Director, Chief		Multi-Asset
Age: 71		2009	Administrative		Endowment fund
			Officer (“CAO”) and		complex (three
			Chief Compliance		closed-end
			Officer (“CCO”),		investment
			Granite Capital		companies);
			International Group,		Independent
			L.P. (an investment		Trustee, Gottex
			management firm)		Multi-Alternatives
			(1994–2011).		fund complex
(three closed-end
investment
companies);
Independent
Manager, Ramius
IDF fund
complex (two
closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 35		2005	(2004–present).

Adam W. Smith	Assistant	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,	Services, LLC
Age: 33		2015	(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012),
Student, Marquette
University Law
School (August
2007–May 2012).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	July 1,	Services, LLC (January
Age: 54	President and	2014	2014–present); Senior
	Anti-Money		Vice President, Ariel
	Laundering		Investments, LLC
	Officer		(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

Peter J. Chappy	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 39		2015	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 1-877-343-6382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Geneva Advisors Funds

Investment Advisor
Geneva Advisors, LLC
181 W. Madison Street, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*        /s/John Buckel
John Buckel, President

Date     April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/John Buckel
John Buckel, President

Date     April 30, 2015

By (Signature and Title)*        /s/Jennifer Lima
Jennifer Lima, Treasurer

Date     April 30, 2015

* Print the name and title of each signing officer under his or her signature.